Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal year	Summary Compensation Table (1) (2)			Compensation Actually Paid (1) (3)		Average Summary Compensation Total for non-PEO NEOs (1)(4)		Average Compensation Actually Paid to Non-PEO NEOs (1)(5)	Value of $100 Investment from 12/31/2019 Based on:		Net Income (loss)($) in millions (8)	Company-Selected Measure (Airline-Only Operating Margin) (9)
	Total for PEO 1	Total for PEO 2		Total for PEO 1	Total for PEO 2				TSR (6)	Peer Group TSR (7)
2023	$937,500	$8,908,655	(10)	$1,105,727	$744,733	$6,220,161	(11)	$4,493,785	$48.33	$61.60	$117.6	10.0%
2022	3,000,000	8,549,951		1,753,012	5,956,018	1,785,209		185,247	39.21	48.03	2.5	6.0%
2021	—			(49,645)		1,753,287		1,706,998	107.87	74.24	151.9	15.9%
2020	1,516,280			1,224,247		2,253,044		1,739,282	109.14	75.55	(184.1)	(13.7)%

Company Selected Measure Name	Airline-only operating margin
Named Executive Officers, Footnote [Text Block]	PEOs and NEOs included in these columns reflect the following:

Year	PEO 1	PEO 2	Non-PEO NEOs
2023	Maurice J. Gallagher, Jr.	John T. Redmond	Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo, Robert J. Neal
2022	Maurice J. Gallagher, Jr.	John T. Redmond	Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo
2021	Maurice J. Gallagher, Jr.		Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo
2020	Maurice J. Gallagher, Jr.		John T. Redmond, Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III

Peer Group Issuers, Footnote [Text Block]	The amounts in this column assume the investment of $100 on December 31, 2019 in the Amex Airline Index and the reinvestment of all dividends since that date.
Adjustment To PEO Compensation, Footnote [Text Block]
The following amounts were deducted from / added to SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The table below does not include a row for change in pension value or non-qualified deferred compensation earnings as none of the named executive officers received any such compensation in the years disclosed. Refer to the Company's 2023 Proxy Statement filed with the SEC on April 28, 2023 for adjustments used to arrive at compensation actually paid for the years ended December 31, 2020 through 2022.

	PEO 1	PEO 2		Non-PEO NEO Average
	2023	2023		2023
Summary Compensation Table	$937,500	$8,908,655		$6,220,161	(1)
Less: Fair value of equity awards granted during the year from the Summary Compensation Table	—	(8,908,655)		(5,868,203)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year and that are outstanding and unvested at year end	—	—		4,260,115	(1)
Change in fair value of equity awards from value at prior year end for grants made in prior years that remain unvested at the end of the year	40,278	—		(410,552)
Fair value at vesting date of equity awards granted in fiscal year that vested in fiscal year	—	955,472		—
Change in fair value from value at prior year end to the vesting date of equity awards granted in prior years that vested during the year	124,643	844,951		202,401
Equity awards granted in prior years that were forfeited during the year	—	(1,114,590)	(2)	—
Dividends or other earnings paid on equity awards during the year	3,306	58,900		89,863
Compensation Actually Paid	$1,105,727	$744,733		$4,493,785

(1)This figure includes the full value (as of the date of grant) of multi-year grants to each of Messrs. Anderson, DeAngelo and Wilson in April 2023, which are intended to be their entire compensation for the remaining three-year, nine-month term of their employment agreements other than a possible cash bonus tied to stretch stock price targets substantially higher than prevailing stock prices when the agreements were signed and also stock options with even higher stock prices than those stock price targets. The full grant date value is included in 2023 in accordance with SEC rules but is earned over the remaining term of these employment agreements. See the Expected Compensation by Year table on page 21 for an illustration of how the Company will record the stock-based compensation for these grants in each year from the date of grant in 2023 through 2026.
(2)This figure reflects the grant date value of stock options granted to PEO 2 in 2022. PEO 2 received no value from these stock options as all of the stock options granted to PEO 2 either expired unexercised or were forfeited upon his resignation in September 2023. The negative number in the 2023 column reflects the forfeiture of all of these stock options that did not expire unexercised in 2022.

Non-PEO NEO Average Total Compensation Amount	$ 6,220,161	$ 1,785,209	$ 1,753,287	$ 2,253,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,493,785	185,247	1,706,998	1,739,282
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following amounts were deducted from / added to SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The table below does not include a row for change in pension value or non-qualified deferred compensation earnings as none of the named executive officers received any such compensation in the years disclosed. Refer to the Company's 2023 Proxy Statement filed with the SEC on April 28, 2023 for adjustments used to arrive at compensation actually paid for the years ended December 31, 2020 through 2022.

	PEO 1	PEO 2		Non-PEO NEO Average
	2023	2023		2023
Summary Compensation Table	$937,500	$8,908,655		$6,220,161	(1)
Less: Fair value of equity awards granted during the year from the Summary Compensation Table	—	(8,908,655)		(5,868,203)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year and that are outstanding and unvested at year end	—	—		4,260,115	(1)
Change in fair value of equity awards from value at prior year end for grants made in prior years that remain unvested at the end of the year	40,278	—		(410,552)
Fair value at vesting date of equity awards granted in fiscal year that vested in fiscal year	—	955,472		—
Change in fair value from value at prior year end to the vesting date of equity awards granted in prior years that vested during the year	124,643	844,951		202,401
Equity awards granted in prior years that were forfeited during the year	—	(1,114,590)	(2)	—
Dividends or other earnings paid on equity awards during the year	3,306	58,900		89,863
Compensation Actually Paid	$1,105,727	$744,733		$4,493,785

(1)This figure includes the full value (as of the date of grant) of multi-year grants to each of Messrs. Anderson, DeAngelo and Wilson in April 2023, which are intended to be their entire compensation for the remaining three-year, nine-month term of their employment agreements other than a possible cash bonus tied to stretch stock price targets substantially higher than prevailing stock prices when the agreements were signed and also stock options with even higher stock prices than those stock price targets. The full grant date value is included in 2023 in accordance with SEC rules but is earned over the remaining term of these employment agreements. See the Expected Compensation by Year table on page 21 for an illustration of how the Company will record the stock-based compensation for these grants in each year from the date of grant in 2023 through 2026.
(2)This figure reflects the grant date value of stock options granted to PEO 2 in 2022. PEO 2 received no value from these stock options as all of the stock options granted to PEO 2 either expired unexercised or were forfeited upon his resignation in September 2023. The negative number in the 2023 column reflects the forfeiture of all of these stock options that did not expire unexercised in 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period from 2020 to 2023.
Compensation Actually Paid vs. Net Income [Text Block]
The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Airline-Only Operating Margin during the period from 2020 to 2023.
*The Avg. CAP Non PEO NEOs reflects the full value of multi-year stock grants to three of our named executive officers, but that compensation will be earned over the three-year, nine-month remaining term of their employment agreements from April 2023 through the end of 2026. See the Expected Compensation by Year table on page 21 for an illustration of how the Company will record the stock-based compensation for these grants in each year from the date of grant in 2023 through 2026.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Airline-Only Operating Margin during the period from 2020 to 2023.
Total Shareholder Return Vs Peer Group [Text Block]	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period from 2020 to 2023.
Tabular List [Table Text Block]	Operating margin - airline only •Stock price •Controllable completion
Total Shareholder Return Amount	$ 48.33	39.21	107.87	109.14
Peer Group Total Shareholder Return Amount	61.60	48.03	74.24	75.55
Net Income (Loss)	$ 117,600,000	$ 2,500,000	$ 151,900,000	$ (184,100,000)
Company Selected Measure Amount	0.100	0.060	0.159	(0.137)
PEO Name	John T. Redmond	John T. Redmond
Additional 402(v) Disclosure [Text Block]	Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table (SCT) for the applicable fiscal year.Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), certain adjustments (as shown in the table below) were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.Amounts reflect the average compensation for our Non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), certain adjustments (as shown in the table below) were made to the Non-PEO NEO's average total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure. "Total shareholder return" (TSR) amounts in this column assume the investment of $100 on December 31, 2019 in Allegiant Travel Company's common shares traded on the Nasdaq Stock Exchange and the reinvestment of all dividends since that date.Amounts reflect Allegiant Travel Company's net income (loss) as reported in our audited financial statements for the applicable year.Amounts reflect Allegiant Travel Company’s airline-only operating margin for each fiscal year. In Allegiant Travel Company's assessment, airline-only operating margin represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for the most recently completed fiscal year. Airline-only operating margin is calculated by dividing airline operating income by airline operating revenue (with operating revenue and operating income calculated without regard to any non-airline revenue or expenses).
(10)This number reflects a stock grant to PEO 2 that was to be earned over the remaining term of his employment agreement from April 2023 until December 2025, but with his resignation in September 2023, PEO 2 forfeited all but $1.1 million of the grant date fair value of this stock grant (which had a fair value of approximately $955,000 at the date of vesting).
(11)This figure includes the full value (as of the date of grant) of multi-year grants to each of Messrs. Anderson, DeAngelo and Wilson in April 2023, which are intended to be their entire compensation for the remaining three-year, nine-month term of their employment agreements other than a possible cash bonus tied to stretch stock price targets substantially higher than prevailing stock prices when the agreements were signed and also stock options with even higher stock prices than those stock price targets. The full grant date value is included in 2023 in accordance with SEC rules but is earned over the remaining term of these employment agreements. See the Expected Compensation by Year table on page 21 for an illustration of how the Company will record the stock-based compensation for these grants in each year from the date of grant in 2023 through 2026.
The foregoing Pay vs. Performance section shall not be deemed incorporated by reference by any general statement incorporating by reference this report into any filing under the Securities Act of 1933 or under the Securities Exchange Act of 1934, except to the extent that we specifically incorporate this information by reference, and shall not otherwise be deemed filed under such Acts.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating margin - airline only
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Controllable completion
Maurice J. Gallagher, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 937,500	$ 3,000,000	$ 0	$ 1,516,280
PEO Actually Paid Compensation Amount	$ 1,105,727	$ 1,753,012	$ (49,645)	$ 1,224,247
PEO Name	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.
John T. Redmond [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,908,655	$ 8,549,951
PEO Actually Paid Compensation Amount	744,733	$ 5,956,018
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,278
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,643
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,306
PEO [Member] | John T. Redmond [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,908,655)
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	955,472
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	844,951
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,114,590)
PEO [Member] | John T. Redmond [Member] | Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,900
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,868,203)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,260,115
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(410,552)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	202,401
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 89,863